Document and Entity Information	Feb. 28, 2020
Cover [Abstract]
Entity Registrant Name	SANGAMO THERAPEUTICS, INC
Amendment Flag	false
Entity Central Index Key	0001001233
Document Type	8-K
Document Period End Date	Feb. 28, 2020
Entity Incorporation State Country Code	DE
Entity File Number	000-30171
Entity Tax Identification Number	68-0359556
Entity Address, Address Line One	7000 Marina Blvd
Entity Address, City or Town	Brisbane
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94005
City Area Code	(510)
Local Phone Number	970-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	SGMO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false